Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Selling And Marketing Expenses Abstract
SELLING AND MARKETING EXPENSES

NOTE 21 - SELLING AND MARKETING EXPENSES:

	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Payroll and related expenses	3,600	3,471	2,701
Media costs	5,572	2,067	-
Share-based payment	635	943	299
Professional fees	131	576	461
Marketing	868	523	440
Amortization and impairment of intangible assets and depreciation	1,001	416	39
Other	380	352	275
	12,187	8,348	4,215